CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Common Class A and Class B USD ($)	Dec. 31, 2011 Common Class A and Class B CNY	Dec. 31, 2010 Common Class A and Class B CNY	Dec. 31, 2009 Common Class A and Class B CNY
Revenues:
Online marketing services	$ 2,302,192	14,489,767	7,912,869	4,445,310
Other services	1,751	11,019	2,205	2,466
Total revenues	2,303,943	14,500,786	7,915,074	4,447,776
Operating costs and expenses:
Cost of revenues	(619,153)	(3,896,883)	(2,149,288)	(1,616,236)
Selling, general and administrative	(268,961)	(1,692,810)	(1,088,980)	(803,988)
Research and development	(212,020)	(1,334,434)	(718,038)	(422,615)
Total operating costs and expenses	(1,100,134)	(6,924,127)	(3,956,306)	(2,842,839)
Operating profit	1,203,809	7,576,659	3,958,768	1,604,937
Other income:
Interest income, net	53,329	335,650	67,121	32,661
Foreign exchange (loss) gain, net	(311)	(1,959)	6	(42)
Loss from equity method investments	(28,505)	(179,408)	(8,965)	(229)
Other income, net	12,431	78,237	44,233	45,794
Total other income	36,944	232,520	102,395	78,184
Income before income taxes	1,240,753	7,809,179	4,061,163	1,683,121
Income taxes	(188,891)	(1,188,861)	(535,995)	(198,017)
Net income	1,051,862	6,620,318	3,525,168	1,485,104
Net loss attributable to noncontrolling interests	(2,911)	(18,319)	0	0
Net income attributable to Baidu, Inc.	1,054,773	6,638,637	3,525,168	1,485,104
Earnings per share for Class A and Class B ordinary shares:
Net income attributable to Baidu, Inc. -Basic					$ 30.23	190.27	101.28	42.96
Net income attributable to Baidu, Inc. -Diluted					$ 30.17	189.88	100.96	42.70
Earnings per ADS (1 Class A ordinary share equals 10 ADSs):
Net income attributable to Baidu, Inc. -Basic					$ 30.23	190.27	101.28	42.96
Net income attributable to Baidu, Inc. -Diluted					$ 30.17	189.88	100.96	42.70
Weighted average number of Class A and Class B ordinary shares outstanding
Basic					34,890,050	34,890,050	34,805,362	34,570,790
Diluted					34,962,831	34,962,831	34,917,835	34,776,366
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	5,233	32,930	(3,611)	(3,961)
Unrealized gains on available-for-sale securities	7	45	0	0
Other comprehensive income (loss), net of tax	5,240	32,975	(3,611)	(3,961)
Comprehensive income	1,057,102	6,653,293	3,521,557	1,481,143
Comprehensive loss attributable to noncontrolling interests	(3,069)	(19,314)	0	0
Comprehensive income attributable to Baidu, Inc.	$ 1,060,171	6,672,607	3,521,557	1,481,143